Pax World Funds Series Trust I

Pax World Global Environmental Markets Fund

Supplement Dated July 11, 2014
to the
Prospectus
Dated June 4, 2014

Effective July 1, 2014, the Prospectus and Statement of Additional Information are amended, as follows:

Prospectus

1)  The last paragraph on page 36 is deleted and replaced with the following:

The Global Environmental Markets Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and societies improve their environmental performance, and avoids investing in companies with significant environmental problems or worsening environmental profiles. In addition, the Fund strives to be fossil fuel-free (avoiding investing in companies that PWM determines are significantly involved in the extraction and/or refining of fossil fuels).

2)  The first paragraph on page 68 is deleted and replaced with the following:

The Global Environmental Markets Fund seeks to invest in companies with positive overall environmental performance and whose products or services help other companies and societies improve their environmental performance. In this regard, the Fund invests in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies, and sustainable food, agriculture and forestry. The Fund avoids investing in companies with significant environmental problems or worsening environmental profiles, and applies avoidance criteria on environmental issues identical to those of the other Pax World Funds. The Fund also strives to avoid investing in fossil fuel companies.

3)  The last paragraph on page 79, which carries over to page 80, is deleted and replaced with the following:

The Global Environmental Markets Fund, in addition to applying Pax World's customary sustainability or ESG criteria, has a particular focus on environmental markets—investing in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies, and sustainable food, agriculture and forestry. The Fund also strives to be fossil fuel-free.

Statement of Additional Information

The last paragraph on page 1, which carries over to page 2, is deleted and replaced with the following:

The Global Environmental Markets Fund, in addition to applying Pax World's customary sustainability or ESG criteria, has a particular focus on environmental markets—investing in companies whose businesses and technologies focus on environmental markets, including alternative energy and energy efficiency; water infrastructure technologies and pollution control; environmental support services and waste management technologies; and sustainable food, agriculture and forestry. The Fund also strives to be fossil fuel free.